Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Significant Accounting Policies
Schedule of oil and gas properties

(in thousands of dollars)	2013	2012
Mineral interests in properties
Unproved	$114,457	$137,254
Proved	958,816	737,558
Wells and equipment and related facilities	609,748	389,727

	1,683,021	1,264,539
Less: Accumulated depletion and impairment	(370,470)	(257,195)

Net oil and gas properties	$1,312,551	$1,007,344

Schedule of other property, plant and equipment

(in thousands of dollars)	2013	2012
Leasehold improvements	$1,060	$983
Furniture, fixtures, computers and software	2,491	2,204
Vehicles	835	719
Aircraft	910	1,295
Other	134	134

	5,430	5,335
Less: Accumulated depreciation and amortization	(1,986)	(1,937)

Net other property, plant and equipment	$3,444	$3,398

Summary of the Company's ARO

(in thousands of dollars)	2013	2012
ARO liability at beginning of year	$9,506	$9,563
Liabilities incurred(1)	1,515	662
Accretion of discount	608	596
Liabilities settled due to sale of related properties	(271)	(927)
Liabilities settled due to plugging and abandonment	(702)	(388)
Change in estimate	307	—

ARO liability at end of year	10,963	9,506
Less: Current portion of ARO at end of year	(2,590)	(174)

Total long-term ARO at end of year	$8,373	$9,332

(1)
Includes $824 related to wells acquired (see Note 3, "Acquisition of Properties").